STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - Winvest Group Ltd [Member] - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Members equity -beginning of year at May. 31, 2019	$ 855	$ 2,079	$ 98,848,084	$ (98,851,018)
Beginning balance, shares at May. 31, 2019	855,000	2,078,299
Net loss				(26,220)	(26,220)
Members deficit -end of year at May. 31, 2020	$ 855	$ 2,079	98,848,084	(98,877,238)	(26,220)
Ending balance, shares at May. 31, 2020	855,000	2,078,299
Conversion of preferred stock to common stock	$ (855)	$ 3	852
the conversion of preferred stock (in Shares)	(855,000)	(3,420)
Issuance of preferred stock in connection with the satisfaction of related party debt	$ 300,000		(290,000)		10,000
the satisfaction of related party debt (in Shares)	300,000,000
Stock-based compensation			2,469,659		2,469,659
Forgiveness of related party debt in connection with the change of control			48,445		48,445
Net loss				(2,534,182)	(2,534,182)
the conversion of preferred stock (in Shares)	855,000	3,420
Members deficit -end of year at May. 31, 2021	$ 300,000	$ 2,082	101,077,040	(101,411,420)	(32,298)
Ending balance, shares at May. 31, 2021	300,000,000	2,081,719
Members deficit -end of year at Dec. 31, 2021	$ 227,839	$ 16,514	101,134,769	(101,493,644)	(114,522)
Ending balance, shares at Dec. 31, 2021	227,838,680	16,513,983
Members equity -beginning of year at May. 31, 2021	$ 300,000	$ 2,082	101,077,040	(101,411,420)	(32,298)
Beginning balance, shares at May. 31, 2021	300,000,000	2,081,719
Conversion of preferred stock to common stock	$ (72,161)	$ 14,432	57,729
the conversion of preferred stock (in Shares)	72,161,320	(14,432,264)
Net loss				(82,224)	(82,224)
the conversion of preferred stock (in Shares)	(72,161,320)	14,432,264
Members deficit -end of year at Dec. 31, 2021	$ 227,839	$ 16,514	$ 101,134,769	$ (101,493,644)	$ (114,522)
Ending balance, shares at Dec. 31, 2021	227,838,680	16,513,983